Registration Nos. 333-22931

811-08282

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 55	☒
(Check appropriate box or boxes.)

LOOMIS SAYLES FUNDS I

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02116

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LOOMIS SAYLES FUNDS I

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of February, 2013.

LOOMIS SAYLES FUNDS I

By:	/s/ David L. Giunta
David L. Giunta
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta
David L. Giunta	Executive Vice President and Trustee	February 22, 2013

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	February 22, 2013

Charles D. Baker*
Charles D. Baker	Trustee	February 22, 2013

Robert J. Blanding*
Robert J. Blanding	President, Chief Executive Officer and Trustee	February 22, 2013

Daniel M. Cain*
Daniel M. Cain	Trustee	February 22, 2013

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee	February 22, 2013

Edmond J. English*
Edmond J. English	Trustee	February 22, 2013

John T. Hailer*
John T. Hailer	Trustee	February 22, 2013

Wendell J. Knox*
Wendell J. Knox	Trustee	February 22, 2013

Martin T. Meehan*
Martin T. Meehan	Trustee	February 22, 2013

Sandra O. Moose*
Sandra O. Moose	Trustee, Chairperson of the Board	February 22, 2013

Erik R. Sirri*
Erik R. Sirri	Trustee	February 22, 2013

Peter J. Smail*
Peter J. Smail	Trustee	February 22, 2013

Cynthia L. Walker*
Cynthia L. Walker	Trustee	February 22, 2013

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact (a),(b),(c),(d),(e),(f),(g),(h)
February 22, 2013

(a) Powers of Attorney for Daniel M. Cain, John T. Hailer, Robert J. Blanding and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 26 to the Registration Statement filed on December 2, 2004.

(b) Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 29 to the Registration Statement filed on July 1, 2005.

(c) Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 34 to the Registration Statement filed on December 3, 2008.

(d) Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 36 to the Registration Statement filed on November 23, 2009.

(e) Powers of Attorney for Erik R. Sirri and Peter J. Smail are incorporated by reference to exhibits (q)(5) and (q)(6), respectively, to PEA No. 37 to the Registration Statement filed on January 28, 2010.

(f) Power of Attorney for Charles D. Baker is incorporated by reference to exhibit (q)(7) to PEA No. 40 Registration Statement filed on January 28, 2011.

(g) Power of Attorney for Martin T. Meehan is incorporated by reference to exhibit (q)(9) to PEA No. 45 to the Registration Statement filed on November 29, 2012.

(h) Power of Attorney for Edmond J. English is incorporated by reference to exhibit (q)(10) to PEA No. 46 to the Registration Statement filed on January 29, 2013.

Loomis Sayles Funds I

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase